Consolidation of subsidiaries (Details) - BRL (R$)								1 Months Ended	12 Months Ended
	Jul. 18, 2023	Aug. 12, 2021	Oct. 31, 2020	Aug. 31, 2020	Jul. 23, 2020	Aug. 09, 2019	Dec. 05, 2018	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Dec. 31, 2021	Oct. 02, 2019
Consolidated operations [Line Items]
Assets									R$ 72,900,617,000	R$ 55,108,093,000
Liabilities									58,232,245,000	41,867,408,000
Equity									14,668,372,000	13,240,685,000	R$ 11,842,126,000		R$ 10,502,198,000
Currency translation adjustment									2,116,368,000	1,653,684,000	R$ 1,504,768,000
Pagseguro Brazil
Consolidated operations [Line Items]
Assets									70,372,095,000	43,589,543,000
Liabilities									60,488,640,000	34,397,103,000
Equity									9,883,455,000	9,192,440,000
Currency translation adjustment									R$ 1,056,170,000	R$ 1,165,003,000
Ownership interest acquired									99.99%	99.99%
Level									Direct	Direct
BS Holding
Consolidated operations [Line Items]
Assets									R$ 934,868,000	R$ 834,565,000
Liabilities									186,000	225,000
Equity									934,682,000	834,340,000
Currency translation adjustment									R$ 100,117,000	R$ 69,071,000
Ownership interest acquired									100.00%	100.00%
Level									Direct	Direct
Pagseg Participações
Consolidated operations [Line Items]
Assets									R$ 2,394,423,000	R$ 2,114,250,000
Liabilities									870,000	871,000
Equity									2,393,553,000	2,113,379,000
Currency translation adjustment									R$ 279,427,000	R$ 83,101,000
Ownership interest acquired									99.99%	99.99%
Level									Direct	Direct
Pagseguro Holding
Consolidated operations [Line Items]
Assets									R$ 10,060,000	R$ 4,369,000
Liabilities									2,226,000	2,351,000
Equity									7,834,000	2,018,000
Currency translation adjustment									R$ (7,059,000)	R$ (3,120,000)
Ownership interest acquired									99.99%	99.99%
Level									Direct	Direct
Pag Participações
Consolidated operations [Line Items]
Assets									R$ 457,670,000	R$ 430,782,000
Liabilities									22,793,000	272,154,000
Equity									434,877,000	158,628,000
Currency translation adjustment									R$ 26,249,000	R$ 3,139,000
Ownership interest acquired									99.99%	99.99%
Level									Indirect	Indirect
Paginvest Corretora
Consolidated operations [Line Items]
Assets									R$ 17,625,000	R$ 16,252,000
Liabilities									782,000	276,000
Equity									16,843,000	15,976,000		R$ 15,000,000
Currency translation adjustment									R$ 867,000	R$ 964,000
Ownership interest acquired									99.99%	99.99%
Level									Indirect	Indirect
Net+Phone
Consolidated operations [Line Items]
Assets									R$ 653,617,000	R$ 536,583,000
Liabilities									116,066,000	121,535,000
Equity									537,551,000	415,048,000
Currency translation adjustment									R$ 122,503,000	R$ 72,634,000
Ownership interest acquired									99.99%	99.99%
Level									Indirect	Indirect
PagSeguro Tecnologia
Consolidated operations [Line Items]
Assets									R$ 2,179,351,000	R$ 1,123,363,000
Liabilities									1,448,659,000	891,623,000
Equity									730,692,000	231,740,000
Currency translation adjustment									R$ 98,952,000	R$ 2,990,000
Ownership interest acquired									99.99%	99.99%
Level									Indirect	Indirect
BCPS
Consolidated operations [Line Items]
Assets									R$ 2,992,000	R$ 2,247,000
Liabilities									427,000	44,000
Equity									2,565,000	2,203,000
Currency translation adjustment									R$ (385,000)	R$ 217,000
Ownership interest acquired									100.00%	99.99%
Level									Indirect	Indirect
BSEC
Consolidated operations [Line Items]
Assets									R$ 1,260,807,000	R$ 1,514,756,000
Liabilities									1,174,727,000	1,469,978,000
Equity									86,080,000	44,778,000
Currency translation adjustment									R$ 41,606,000	R$ 30,334,000
Ownership interest acquired									99.99%	99.99%
Level									Indirect	Indirect
Biva Serviços
Consolidated operations [Line Items]
Assets									R$ 472,218,000	R$ 146,606,000
Liabilities									9,305,000	101,001,000
Equity									462,913,000	45,605,000
Currency translation adjustment									R$ 17,308,000	R$ 3,726,000
Ownership interest acquired									99.99%	99.99%
Level									Indirect	Indirect
FIDC
Consolidated operations [Line Items]
Assets									R$ 6,589,019,000	R$ 5,324,969,000
Liabilities									1,630,197,000	728,280,000
Equity									4,958,822,000	4,596,689,000
Currency translation adjustment									R$ 4,187,880,000	R$ 2,460,443,000
Ownership interest acquired								20.00%	100.00%	100.00%
Level									Indirect	Indirect
FIDM [Member]
Consolidated operations [Line Items]
Assets									R$ 19,088,000
Liabilities									834,000
Equity									18,254,000
Currency translation adjustment									R$ 2,812,000
Ownership interest acquired									100.00%
Level									Indirect
TILIX
Consolidated operations [Line Items]
Assets									R$ 54,734,000	R$ 51,473,000
Liabilities									1,532,000	2,185,000
Equity									53,202,000	49,288,000
Currency translation adjustment									R$ 3,914,000	R$ 4,257,000
Ownership interest acquired							100.00%		99.99%	99.99%
Level									Indirect	Indirect
Banco Seguro
Consolidated operations [Line Items]
Assets									R$ 43,106,305,000	R$ 30,858,054,000
Liabilities									42,211,043,000	30,061,363,000
Equity									895,262,000	796,691,000
Currency translation adjustment									R$ 98,787,000	R$ 67,656,000
Ownership interest acquired									100.00%	100.00%
Level									Indirect	Indirect
Yamí
Consolidated operations [Line Items]
Assets									R$ 142,865,000	R$ 135,126,000
Liabilities									247,000	100,968,000
Equity									142,618,000	34,158,000
Currency translation adjustment									R$ 8,461,000	R$ 193,000
Ownership interest acquired						100.00%			99.99%	99.99%
Level									Indirect	Indirect
Registra Seguro [Member]
Consolidated operations [Line Items]
Equity														R$ 5,000
CDS
Consolidated operations [Line Items]
Assets									R$ 230,198,000	R$ 210,517,000
Liabilities									5,267,000	200,403,000
Equity									224,931,000	10,114,000
Currency translation adjustment									R$ 14,818,000	R$ 401,000
Ownership interest acquired				100.00%					99.99%	99.99%
Level									Indirect	Indirect
ZYGO
Consolidated operations [Line Items]
Assets									R$ 228,606,000	R$ 215,856,000
Liabilities									267,000	152,082,000
Equity									228,339,000	63,774,000
Currency translation adjustment									R$ 14,565,000	R$ 3,282,000
Ownership interest acquired					100.00%				99.99%	99.99%
Level									Indirect	Indirect
MOIP
Consolidated operations [Line Items]
Assets									R$ 725,791,000	R$ 666,847,000
Liabilities									36,681,000	544,695,000
Equity									689,110,000	122,152,000
Currency translation adjustment									R$ 66,945,000	R$ (8,618,000)
Ownership interest acquired			100.00%						100.00%	100.00%
Level									Indirect	Indirect
Concil
Consolidated operations [Line Items]
Assets									R$ 346,202,000	R$ 317,283,000
Liabilities									3,033,000	303,640,000
Equity									343,169,000	13,643,000
Currency translation adjustment									R$ 29,526,000	R$ 5,150,000
Ownership interest acquired		100.00%							100.00%	100.00%
Level									Indirect	Indirect
Netpos
Consolidated operations [Line Items]
Assets									R$ 7,443,000	R$ 5,246,000
Liabilities									2,539,000	2,837,000
Equity									4,904,000	2,409,000
Currency translation adjustment									R$ 2,775,000	R$ 2,689,000
Ownership interest acquired	90.00%								100.00%	100.00%
Level									Indirect	Indirect
Pagseguro Chile
Consolidated operations [Line Items]
Assets									R$ 20,023,000	R$ 7,807,000
Liabilities									15,299,000	8,092,000
Equity									4,724,000	(285,000)
Currency translation adjustment									R$ (1,994,000)	R$ (1,309,000)
Ownership interest acquired									100.00%	100.00%
Level									Indirect	Indirect
Pagseguro Colombia
Consolidated operations [Line Items]
Assets									R$ 11,433,000	R$ 5,585,000
Liabilities									11,245,000	5,122,000
Equity									188,000	463,000
Currency translation adjustment									R$ (352,000)	R$ (403,000)
Ownership interest acquired									100.00%	100.00%
Level									Indirect	Indirect
PSGP México
Consolidated operations [Line Items]
Assets									R$ 2,320,000	R$ 1,590,000
Liabilities									4,183,000	2,387,000
Equity									(1,863,000)	(797,000)
Currency translation adjustment									R$ (3,631,000)	R$ (1,003,000)
Ownership interest acquired									100.00%	100.00%
Level									Indirect	Indirect
Pagseguro Peru
Consolidated operations [Line Items]
Assets									R$ 11,915,000	R$ 2,967,000
Liabilities									9,210,000	1,330,000
Equity									2,705,000	1,637,000
Currency translation adjustment									R$ (1,082,000)	R$ (615,000)
Ownership interest acquired									100.00%	100.00%
Level									Indirect	Indirect